Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short-Term Bond Fund of America
Entity Central Index Key	0001368040
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Short-Term Bond Fund of America® - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class A
Trading Symbol	ASBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.95% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class A (with sales charge) *	3.31%	0.76%	0.95%
Short-Term Bond Fund of America — Class A (without sales charge) *	5.95%	1.28%	1.21%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RMMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.37% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-6 *	6.37%	1.67%	1.56%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RAAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.09% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class R-5E 2	6.09%	1.51%	1.53%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.56%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.20% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-5 *	6.20%	1.61%	1.49%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class C
Trading Symbol	ASBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 5.14% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class C (with sales charge) *	4.14%	0.57%	0.60%
Short-Term Bond Fund of America — Class C (without sales charge) *	5.14%	0.57%	0.60%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class T [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class T
Trading Symbol	TSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 6.16% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class T (with sales charge) 2	3.52%	1.06%	1.33%
Short-Term Bond Fund of America — Class T (without sales charge) 2	6.16%	1.58%	1.68%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.68%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-1
Trading Symbol	ASBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.96% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-1 *	5.96%	1.29%	1.17%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-2
Trading Symbol	SBFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.25% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class F-2 *	6.25%	1.56%	1.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-F-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CFAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.03% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-F-1 *	6.03%	1.48%	1.39%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.14% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-2 2	6.14%	0.98%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	0.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.17% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Short-Term Bond Fund of America — Class 529-F-3 2	6.17%	1.01%
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	0.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.39%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.14% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-1 *	5.14%	0.56%	0.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.28% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2 *	5.28%	0.59%	0.45%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RAAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.57% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-2E *	5.57%	0.87%	0.82%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RAMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.60% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-3 *	5.60%	1.03%	0.90%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RAMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.01% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class R-4 *	6.01%	1.32%	1.20%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class F-3
Trading Symbol	FSBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.26% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class F-3 2	6.26%	1.67%	1.77%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.66%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.97% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-A (with sales charge) *	3.32%	0.78%	0.94%
Short-Term Bond Fund of America — Class 529-A (without sales charge) *	5.97%	1.29%	1.20%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CCAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.10% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-C (with sales charge) *	4.10%	0.54%	0.79%
Short-Term Bond Fund of America — Class 529-C (without sales charge) *	5.10%	0.54%	0.79%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CEAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.75% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Short-Term Bond Fund of America — Class 529-E *	5.75%	1.08%	0.95%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index †	6.10%	1.43%	1.46%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Short-Term Bond Fund of America® - Class 529-T [Member]
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TTSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund of America (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.20% for the year ended August 31, 2024. That result compares with a 6.10% gain for the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Bond issuance among both U.S. Treasuries and corporate issuers remained strong.
Each of the fund’s sectors added positive returns to the portfolio, with investment-grade corporate bonds and securitized debt returns surpassing those of the overall portfolio. Likewise, holdings in government-related bonds and the U.S. Treasuries were meaningful contributors, despite lagging the portfolio’s absolute return. Duration and curve positioning further aided the fund's absolute returns by strategically aligning the portfolio with anticipated interest rate movements and yield curve shifts. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
Conversely, holdings in inflation-linked bonds detracted somewhat from the broader portfolio’s return while remaining positive. Additionally, exposure to overnight index swaps (an interest rate swap transaction) slightly dampened absolute returns due to the nuanced effects of these swaps on the fund's interest rate exposure. Overnight index swaps are used to manage interest rate risk by exchanging a fixed interest rate for a floating rate tied to an overnight index, such as the federal funds rate, which can impact the overall interest rate sensitivity of the portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Short-Term Bond Fund of America — Class 529-T (with sales charge) 2	3.56%	1.00%	1.27%
Short-Term Bond Fund of America — Class 529-T (without sales charge) 2	6.20%	1.52%	1.62%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index 3	6.10%	1.43%	1.68%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years, ex BBB) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,818,000,000
Holdings Count | Holding	1,274
Advisory Fees Paid, Amount	$ 29,000,000
Investment Company, Portfolio Turnover	266.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 11,818
Total number of portfolio holdings	1,274
Total advisory fees paid (in millions)	$ 29
Portfolio turnover rate including mortgage dollar roll transactions	266%
Portfolio turnover rate excluding mortgage dollar roll transactions	93%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.